CERT NAS
File# 1-37634

15008242

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC
NOV 2 0 2015
Washington, DC 20549

By Electronic Mail

November 20, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on November 16, 2015 The Nasdaq Stock Market (the "Exchange") received from PMV Acquisition Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Common Stock and one Redeemable Warrant

Common Stock, par value $0.0001

Redeemable Warrants, exercisable for one half of one share of Common Stock at an exercise price of $5.75 per half share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery